FEDERATED HERMES SHORT-TERM GOVERNMENT TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 28, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES SHORT-TERM GOVERNMENT TRUST (the “Trust”)
Federated Hermes Short-Term Government Fund (the “Fund”)
Class Y Shares
Institutional Shares
Service Shares

1933 Act File No. 2-89028
1940 Act File No. 811-3947

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated April 30, 2021, that would have otherwise been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to 485(b) as Post-Effective Amendment No. 65 on April 26, 2021.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary